Share-based Payment - Summary of Restricted Share (Detail) - Restricted Shares [member]		12 Months Ended
		Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at beginning of period	[1]	3,362,025	4,521,297
Allotted	[1]	1,025,706	1,433,670
Released	[1]	(639,213)	(2,443,977)
Forfeited	[1]		(148,965)
Outstanding at end of period	[1]	3,748,518	3,362,025
Fair value at measurement date	[1]	¥ 3,748	¥ 2,094

[1]	As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Number of restricted shares and fair value at measurement date are calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2024.